Offerings - Offering: 1	Sep. 10, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share
Amount Registered | shares	13,225,000
Proposed Maximum Offering Price per Unit	43.5
Maximum Aggregate Offering Price	$ 575,287,500
Fee Rate	0.01476%
Amount of Registration Fee	$ 84,912.44
Offering Note
1
Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended (the “Securities Act”). Payment of the registration fee at the time of filing of the registrant’s Registration Statement on Form
S-3
(File
No. 333-275741)
on November 24, 2023 was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act and is paid herewith.

Includes
1,725,000
shares of common stock that the underwriters have an option to purchase.